Borrowings (Short-Term Borrowings) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Borrowings [Abstract]
Securities Sold under Agreements to Repurchase	$ 36,500	$ 28,697
Federal Home Loan Bank, Advances, Short-term	$ 13,414